Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Transactions were Carried Out with Related Parties

The following transactions were carried out with related parties:

	2018	2017
Sales of services
Associates (legal and administration services) *	159	232

	159	232

Purchases of goods and services
Entity controlled management personnel**	(7,730)	(6,537)
Associates (transaction services) *	(397)	(61)

	(8,127)	(6,598)

*	Related to cost-sharing and checking account agreements with Equals S.A. incurred until the acquisition date.
**	Related to consulting and management services with Genova Consultoria e Participações Ltda., and travel services provided by Zurich Consultoria e Participações Ltda.

Summary of Balances Outstanding at the End of Reporting Period

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2018	2017
Receivables from related parties
Associates	13	386
Loans to key management personnel	8,082	8,692

	8,095	9,078

Summary of Compensation Expense	For the year ended December 31, 2018 and 2017, compensation expense was as follows:

	2018	2017
Short-term benefits	5,330	3,873
Share-based payments (note 26)	19,941	122,577

	25,271	126,450